FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of financial assets	The summary of financial assets and financial liabilities is as follows:

	2022
AS AT DEC. 31 US$ MILLIONS	FVTPL[1]	AFS	Amortized Cost	Total
Cash and cash equivalents
Cash	$—	$—	$506	$506
Cash equivalents	—	—	1,639	1,639
Total cash and cash equivalents[2]	—	—	2,145	2,145

Derivatives
Foreign exchange forwards	6	—	—	6
Cross currency swaps	1	—	—	1
Interest rate swaps	1	—	—	1
Options	36	—	—	36
Total derivative assets	44	—	—	44

Debt securities
Bonds
Government and municipal	387	3,293	—	3,680
Corporate	1,974	11,492	—	13,466
Asset-backed securities	389	1,213	—	1,602
Private debt	—	256	—	256
Total debt securities	2,750	16,254	—	19,004

Equity
Common shares	—	1,207	—	1,207
Preferred shares	11	62	—	73
Private equity and other	—	129	—	129
Total equity	11	1,398	—	1,409

Loans and receivables
Mortgage loans	—	—	5,930	5,930
Private loans	—	—	1,172	1,172
Other loans	—	—	427	427
Total loans and receivables	—	—	7,529	7,529

Short term investments
Time deposit	—	—	1	1
Total short term investments	—	—	1	1

Separately managed accounts	—	128	—	128
Other invested assets	—	14	13	27
Total investments	2,761	17,794	7,543	28,098

Separate account assets	—	1,045	—	1,045

Reinsurance funds withheld	5,610	—	—	5,610

Derivative liabilities
Foreign exchange forwards	(13)	—	—	(13)
Bond futures	(25)	—	—	(25)
Total derivative liabilities	(38)	—	—	(38)

Funds withheld liabilities	(10)	—	—	(10)

Separate account liabilities	—	(1,045)	—	(1,045)

Notes payable	—	—	(151)	(151)
1.All financial instruments measured at FVTPL have been designated as FVTPL at initial recognition except for derivative assets and liabilities, which are financial assets that are held for trading.
2.Cash and cash equivalents as at December 31, 2022 includes $182 million of collateral that is pledged to the benefit of the company from its derivative counterparties with a corresponding liability to return the collateral in liabilities for derivative financial instruments.

	2021
AS AT DEC. 31 US$ MILLIONS	FVTPL[1]	AFS	Amortized Cost	Total
Cash and cash equivalents
Cash	$—	$—	$320	$320
Cash equivalents	—	—	73	73
Total cash and cash equivalents	—	—	393	393

Derivatives
Foreign exchange forwards	10	—	—	10
Bond futures	9	—	—	9
Options	127	—	—	127
Total derivative assets	146	—	—	146

Debt securities
Bonds
Government and municipal	377	1,287	—	1,664
Corporate	1,471	260	—	1,731
Asset-backed securities	115	53	—	168
Private debt	—	137	—	137
Total debt securities	1,963	1,737	—	3,700

Equity
Common shares	—	306	—	306
Preferred shares	4	15	—	19
Private equity and other	—	162	—	162
Total equity	4	483	—	487

Loans and receivables
Mortgage loans	—	—	188	188
Private loans	—	—	568	568
Total loans and receivables	—	—	756	756

Total investments	1,967	2,220	756	4,943

Reinsurance funds withheld	4,650	—	—	4,650

Derivative liabilities
Interest rate swaps	(1)	—	—	(1)
Total derivative liabilities	(1)	—	—	(1)

Funds withheld liabilities	(12)	—	—	(12)
1. All financial instruments measured at FVTPL have been designated as FVTPL at initial recognition except for derivative assets and liabilities, which are financial assets that are held for trading.
The carrying value of investments and separate account assets, excluding equity, cash and cash equivalents and short term investments, are shown by contractual maturity of investments.

AS AT DEC.31, 2022 US$ MILLIONS	Within 1 year	1-3 years	4-5 years	Over 5 years	Total
Bonds	$2,939	$1,528	$3,154	$9,525	$17,146
Asset-backed securities	3	170	325	1,104	1,602
Private debt	—	—	117	139	256
Loans and receivables	1,059	2,246	2,029	2,195	7,529
Separately managed accounts	10	80	36	2	128
Other invested assets	—	2	3	22	27
Separate account assets	17	46	42	940	1,045
Total	$4,028	$4,072	$5,706	$13,927	$27,733

AS AT DEC.31, 2021 US$ MILLIONS	Within 1 year	1-3 years	4-5 years	Over 5 years	Total
Bonds	$1,209	$22	$66	$2,098	$3,395
Asset-backed securities	14	30	50	74	168
Private Debt	—	137	—	—	137
Loans and receivables	170	183	127	276	756
Total	$1,393	$372	$243	$2,448	$4,456
The following sets out the financial assets and financial liabilities classified in accordance with the above-mentioned fair value hierarchy, excluding financial assets and financial liabilities that are carried at amortized cost.

	2022
AS AT DEC. 31 US$ MILLIONS	Level 1	Level 2	Level 3	Total
Financial assets
Fair value through profit or loss:
Bonds	$—	$2,361	$—	$2,361
Asset-backed securities	—	389	—	389
Preferred shares	11	—	—	11
Derivative assets	—	43	1	44
Reinsurance funds withheld	—	5,610	—	5,610

Available for sale:
Bonds	1,107	12,066	1,612	14,785
Asset-backed securities	—	294	919	1,213
Private debt	—	—	256	256
Common shares	981	58	168	1,207
Preferred shares	23	—	39	62
Private equity and other	13	—	116	129
Other invested assets	—	14	—	14
Separate account assets	318	700	27	1,045
Separately managed accounts	—	—	128	128
Total financial assets	2,453	21,535	3,266	27,254

Financial liabilities
Fair value through profit or loss:
Derivative liabilities	(26)	(12)	—	(38)
Funds withheld liabilities	—	(10)	—	(10)
Available for sale:
Separate account liabilities	(318)	(700)	(27)	(1,045)
Total financial liabilities	$(344)	$(722)	$(27)	$(1,093)

	2021
AS AT DEC. 31 US$ MILLIONS	Level 1	Level 2	Level 3	Total
Financial assets
Fair value through profit or loss:
Bonds	$—	$1,848	$—	$1,848
Asset-backed securities	—	115	—	115
Common shares	243	—	—	243
Preferred shares	4	—	—	4
Derivative assets	9	137	—	146
Reinsurance funds withheld	—	4,650	—	4,650

Available for sale:
Bonds	1,165	382	—	1,547
Asset-backed securities	—	53	—	53
Private debt	—	—	137	137
Common shares	1	62	—	63
Preferred shares	3	2	10	15
Private equity and other	—	—	162	162
Total financial assets	1,425	7,249	309	8,983

Financial liabilities
Fair value through profit or loss:
Derivative liabilities	—	(1)	—	(1)
Funds withheld liabilities	—	(12)	—	(12)
Total financial liabilities	$—	$(13)	$—	$(13)

	2022		2021
AS AT DEC. 31 US$ MILLIONS	Carrying Amount	Percent	Carrying Amount	Percent
Corporate debt securities
Corporate bonds	$13,466	46%	$1,731	34%
Asset-backed securities	1,602	5%	168	3%
Private debt	256	1%	137	3%
	15,324	53%	2,036	40%
Government bonds
United States government	3,292	11%	1,271	25%
Canada government	79	—%	61	1%
Canada provincials	309	1%	332	7%
	3,680	13%	1,664	33%
Loans and receivables
Private loans	1,172	4%	568	11%
Mortgage loans	5,930	20%	188	4%
Other loans	427	2%	—	—%
	7,529	26%	756	15%
Separately managed accounts	128	—%	—	—%
Other invested assets	27	—%	—	—%
Separate account assets	1,045	4%	—	—%

Derivatives
Foreign exchange forwards	(7)	—%	10	—%
Cross currency swaps	1	—%	—	—%
Interest rate swaps	1	—%	(1)	—%
Bonds futures	(25)	—%	9	—%
Options	36	1%	127	2%
	6	1%	145	2%
Equity
Common shares	1,207	4%	306	6%
Preferred shares	73	—%	19	—%
Private equity and other	129	—%	162	3%
	1,409	4%	487	10%

Total	$29,149	100%	$5,088	100%

Summary of financial liabilities	The summary of financial assets and financial liabilities is as follows:

	2022
AS AT DEC. 31 US$ MILLIONS	FVTPL[1]	AFS	Amortized Cost	Total
Cash and cash equivalents
Cash	$—	$—	$506	$506
Cash equivalents	—	—	1,639	1,639
Total cash and cash equivalents[2]	—	—	2,145	2,145

Derivatives
Foreign exchange forwards	6	—	—	6
Cross currency swaps	1	—	—	1
Interest rate swaps	1	—	—	1
Options	36	—	—	36
Total derivative assets	44	—	—	44

Debt securities
Bonds
Government and municipal	387	3,293	—	3,680
Corporate	1,974	11,492	—	13,466
Asset-backed securities	389	1,213	—	1,602
Private debt	—	256	—	256
Total debt securities	2,750	16,254	—	19,004

Equity
Common shares	—	1,207	—	1,207
Preferred shares	11	62	—	73
Private equity and other	—	129	—	129
Total equity	11	1,398	—	1,409

Loans and receivables
Mortgage loans	—	—	5,930	5,930
Private loans	—	—	1,172	1,172
Other loans	—	—	427	427
Total loans and receivables	—	—	7,529	7,529

Short term investments
Time deposit	—	—	1	1
Total short term investments	—	—	1	1

Separately managed accounts	—	128	—	128
Other invested assets	—	14	13	27
Total investments	2,761	17,794	7,543	28,098

Separate account assets	—	1,045	—	1,045

Reinsurance funds withheld	5,610	—	—	5,610

Derivative liabilities
Foreign exchange forwards	(13)	—	—	(13)
Bond futures	(25)	—	—	(25)
Total derivative liabilities	(38)	—	—	(38)

Funds withheld liabilities	(10)	—	—	(10)

Separate account liabilities	—	(1,045)	—	(1,045)

Notes payable	—	—	(151)	(151)
1.All financial instruments measured at FVTPL have been designated as FVTPL at initial recognition except for derivative assets and liabilities, which are financial assets that are held for trading.
2.Cash and cash equivalents as at December 31, 2022 includes $182 million of collateral that is pledged to the benefit of the company from its derivative counterparties with a corresponding liability to return the collateral in liabilities for derivative financial instruments.

	2021
AS AT DEC. 31 US$ MILLIONS	FVTPL[1]	AFS	Amortized Cost	Total
Cash and cash equivalents
Cash	$—	$—	$320	$320
Cash equivalents	—	—	73	73
Total cash and cash equivalents	—	—	393	393

Derivatives
Foreign exchange forwards	10	—	—	10
Bond futures	9	—	—	9
Options	127	—	—	127
Total derivative assets	146	—	—	146

Debt securities
Bonds
Government and municipal	377	1,287	—	1,664
Corporate	1,471	260	—	1,731
Asset-backed securities	115	53	—	168
Private debt	—	137	—	137
Total debt securities	1,963	1,737	—	3,700

Equity
Common shares	—	306	—	306
Preferred shares	4	15	—	19
Private equity and other	—	162	—	162
Total equity	4	483	—	487

Loans and receivables
Mortgage loans	—	—	188	188
Private loans	—	—	568	568
Total loans and receivables	—	—	756	756

Total investments	1,967	2,220	756	4,943

Reinsurance funds withheld	4,650	—	—	4,650

Derivative liabilities
Interest rate swaps	(1)	—	—	(1)
Total derivative liabilities	(1)	—	—	(1)

Funds withheld liabilities	(12)	—	—	(12)
1. All financial instruments measured at FVTPL have been designated as FVTPL at initial recognition except for derivative assets and liabilities, which are financial assets that are held for trading.
The following sets out the financial assets and financial liabilities classified in accordance with the above-mentioned fair value hierarchy, excluding financial assets and financial liabilities that are carried at amortized cost.

	2022
AS AT DEC. 31 US$ MILLIONS	Level 1	Level 2	Level 3	Total
Financial assets
Fair value through profit or loss:
Bonds	$—	$2,361	$—	$2,361
Asset-backed securities	—	389	—	389
Preferred shares	11	—	—	11
Derivative assets	—	43	1	44
Reinsurance funds withheld	—	5,610	—	5,610

Available for sale:
Bonds	1,107	12,066	1,612	14,785
Asset-backed securities	—	294	919	1,213
Private debt	—	—	256	256
Common shares	981	58	168	1,207
Preferred shares	23	—	39	62
Private equity and other	13	—	116	129
Other invested assets	—	14	—	14
Separate account assets	318	700	27	1,045
Separately managed accounts	—	—	128	128
Total financial assets	2,453	21,535	3,266	27,254

Financial liabilities
Fair value through profit or loss:
Derivative liabilities	(26)	(12)	—	(38)
Funds withheld liabilities	—	(10)	—	(10)
Available for sale:
Separate account liabilities	(318)	(700)	(27)	(1,045)
Total financial liabilities	$(344)	$(722)	$(27)	$(1,093)

	2021
AS AT DEC. 31 US$ MILLIONS	Level 1	Level 2	Level 3	Total
Financial assets
Fair value through profit or loss:
Bonds	$—	$1,848	$—	$1,848
Asset-backed securities	—	115	—	115
Common shares	243	—	—	243
Preferred shares	4	—	—	4
Derivative assets	9	137	—	146
Reinsurance funds withheld	—	4,650	—	4,650

Available for sale:
Bonds	1,165	382	—	1,547
Asset-backed securities	—	53	—	53
Private debt	—	—	137	137
Common shares	1	62	—	63
Preferred shares	3	2	10	15
Private equity and other	—	—	162	162
Total financial assets	1,425	7,249	309	8,983

Financial liabilities
Fair value through profit or loss:
Derivative liabilities	—	(1)	—	(1)
Funds withheld liabilities	—	(12)	—	(12)
Total financial liabilities	$—	$(13)	$—	$(13)

Disclosure of level 3 financial assets
The following table presents the changes in the balance of financial assets and liabilities classified as Level 3 as at December 31, 2022 and 2021:

	2022		2021
AS AT AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of year	$309	$—	$—	$—
Fair value changes in net income	(14)	3	—	—
Fair value changes in other comprehensive income	(33)	—	—	—
Additions	3,095	32	309	—
Disposals	(91)	(8)	—	—
Balance, end of year	$3,266	$27	$309	$—

Disclosure of level 3 financial liabilities
The following table presents the changes in the balance of financial assets and liabilities classified as Level 3 as at December 31, 2022 and 2021:

	2022		2021
AS AT AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of year	$309	$—	$—	$—
Fair value changes in net income	(14)	3	—	—
Fair value changes in other comprehensive income	(33)	—	—	—
Additions	3,095	32	309	—
Disposals	(91)	(8)	—	—
Balance, end of year	$3,266	$27	$309	$—

Disclosure of net investment income
Net investment income is comprised of income earned from the following:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
Interest income
Cash and cash equivalents	$34	$1	$—
FVTPL investments	106	51	28
AFS investments	326	12	2
Loans and receivables	237	5	—
Total interest income	703	69	30

Dividend income
FVTPL investments	5	—	—
AFS investments	7	—	—
Total dividend income	12	—	—

Realized gains on investments and derivatives
FVTPL investments	(86)	3	3
Derivatives	211	(45)	—
AFS investments	6	2	—
Foreign exchange gain/loss	26	9	—
Total realized gains on investments and derivatives	157	(31)	3

Unrealized gains (losses) on investments and derivatives
FVTPL investments	(302)	(60)	46
AFS investments	(22)	—	$—
Derivatives	(298)	27	6
Total unrealized gains (losses) on investments and derivatives	(622)	(33)	52

Other investment income (expenses)	86	(4)	(1)
Net investment income	$336	$1	$84
Net investment results from funds withheld is comprised of income earned from the following:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
Interest income
FVTPL investments	$199	$29	$—
Total interest income attributable to funds withheld	199	29	—

Realized losses on investments and derivatives
FVTPL investments	(73)	(2)	—
Foreign exchange losses	(3)	(4)	—
Total realized losses on investments and derivatives attributable to funds withheld	(76)	(6)	—

Unrealized losses on investments and derivatives
FVTPL investments	171	(19)	—
Foreign exchange losses	(14)	(1)	—
Total unrealized losses on investments and derivatives attributable to funds withheld	157	(20)	—

Other investment income	1	75	—

Net investment results from funds withheld	$281	$78	$—

Disclosure of fair values of derivative assets and liabilities
The following table presents the fair values of derivative assets and liabilities categorized by type of hedge for accounting purposes and derivative investments:

	2022			2021
AS AT DEC. 31 US$ MILLIONS	Total notional amount	Fair value		Total notional amount	Fair value
		Assets	Liabilities		Assets	Liabilities
Derivative investments	$11,478	$44	$(32)	$7,469	$146	$(1)
Fair value hedges	140	—	(6)	—	—	—
Total derivatives[1]	$11,618	$44	$(38)	$7,469	$146	$(1)

Disclosure of notional principal by terms of maturity and the fair value of derivatives
Notional principal by terms of maturity and the fair value of derivatives are presented in the table below.

				Notional amount
AS AT DEC. 31, 2022 US$ MILLIONS	Fair value asset	Fair value liabilities	Collateral pledged	Within 1 year	1-3 years	4-5 years	Over 5 years	Notional principal
Exchange traded
Bond futures	$—	$(25)	$78	$1,504	$—	$—	$—	$1,504
Over-the-counter
Foreign exchange forwards	7	(13)	3	2,564	66	—	—	2,630
Cross currency swaps	1	—	—	9	—	—	8	17
Interest rate swaps	1	—	—	—	—	—	15	15
Options[1]	35	—	101	7,001	451	—	—	7,452
Total	$44	$(38)	$182	$11,078	$517	$—	$23	$11,618

[1]Includes equity-index options, recorded within Other invested assets in Note 4(a) and Note 4(b) tables.

				Notional amount
AS AT DEC. 31, 2021 US$ MILLIONS	Fair value asset	Fair value liabilities	Collateral pledged	Within 1 year	1-3 years	4-5 years	Over 5 years	Notional principal
Exchange traded
Bond futures	$9	$—	$22	$730	$—	$—	$—	$730
Over-the-counter
Foreign exchange forwards	10	—	1	787	59	—	—	846
Warrants	—	—	—	1	—	—	—	1
Cross currency swaps	—	—	—	—	10		8	18
Interest rate swaps	—	(1)	—	—	—	1	71	72
Options	127	—	—	5,802	—	—	—	5,802
Total	$146	$(1)	$23	$7,320	$69	$1	$79	$7,469